UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

July 31, 2019

Semiannual Report

to Shareholders

DWS Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets

27	Financial Highlights
32	Notes to Financial Statements
48	Information About Your Fund’s Expenses
50	Advisory Agreement Board Considerations and Fee Evaluation
55	Account Management Resources
57	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest.

Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Total Return Bond Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS Total Return Bond Fund	|	3

Performance Summary	July 31, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/19
Unadjusted for Sales Charge	6.69%	8.64%	2.78%	3.86%
Adjusted for the Maximum Sales Charge (max 4.50% load)	1.89%	3.75%	1.84%	3.38%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.23%	8.08%	3.05%	3.75%

Average Annual Total Returns as of 6/30/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.63%	2.60%	4.09%
Adjusted for the Maximum Sales Charge (max 4.50% load)		3.74%	1.66%	3.61%
Bloomberg Barclays U.S. Aggregate Bond Index†		7.87%	2.95%	3.90%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/19
Unadjusted for Sales Charge	6.29%	7.72%	1.99%	3.08%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.29%	7.72%	1.99%	3.08%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.23%	8.08%	3.05%	3.75%

Average Annual Total Returns as of 6/30/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.81%	1.83%	3.30%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		7.81%	1.83%	3.30%
Bloomberg Barclays U.S. Aggregate Bond Index†		7.87%	2.95%	3.90%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/19
No Sales Charge	6.46%	8.27%	2.33%	3.38%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.23%	8.08%	3.05%	3.75%

Average Annual Total Returns as of 6/30/19 (most recent calendar quarter end)
No Sales Charge		8.36%	2.17%	3.61%
Bloomberg Barclays U.S. Aggregate Bond Index†		7.87%	2.95%	3.90%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/19
No Sales Charge	6.82%	8.91%	3.04%	4.10%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.23%	8.08%	3.05%	3.75%

Average Annual Total Returns as of 6/30/19 (most recent calendar quarter end)
No Sales Charge		8.90%	2.86%	4.33%
Bloomberg Barclays U.S. Aggregate Bond Index†		7.87%	2.95%	3.90%

4	|	DWS Total Return Bond Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/19
No Sales Charge	6.85%	8.83%	3.02%	4.13%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.23%	8.08%	3.05%	3.75%

Average Annual Total Returns as of 6/30/19 (most recent calendar quarter end)
No Sales Charge		8.92%	2.86%	4.35%
Bloomberg Barclays U.S. Aggregate Bond Index†		7.87%	2.95%	3.90%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 1.05%, 1.80%, 1.42%, 0.76% and 0.71% for Class A, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Returns shown for Class R shares for the periods prior to its inception on October 27, 2017 are derived from the historical performance of Institutional shares of DWS Total Return Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Total Return Bond Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. Effective August 5, 2019, the maximum sales charge on Class A shares is reduced to 2.75%.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class S	Institutional Class

Net Asset Value
7/31/19	$10.84	$10.85	$10.84	$10.84	$10.80
1/31/19	$10.36	$10.36	$10.36	$10.36	$10.31

Distribution Information as of 7/31/19
Income Dividends, Six Months	$.20	$.16	$.18	$.21	$.21
July Income Dividend	$.0335	$.0266	$.0312	$.0358	$.0357
SEC 30-day Yield††	2.42%	1.79%	2.29%	2.79%	2.79%
Current Annualized Distribution Rate††	3.70%	2.94%	3.45%	3.96%	3.97%

††

The SEC yield is net investment income per share earned over the month ended July 31, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.34%, 1.70%, 2.08%, 2.70% and 2.74% for Class A, C, R, S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.62%, 2.85%, 3.24%, 3.87% and 3.92% for Class A, C, R, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Total Return Bond Fund

Portfolio Management Team

Gregory M. Staples, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

—

Joined DWS in 2005 with 23 years of industry experience. Prior to his current role, he was a Senior Portfolio Manager and Co-Head of Portfolio Management. Prior to joining, he served as a Senior Managing Director at MONY.

—	Head of Fixed Income for North America: New York.

—	BA in Economics, Columbia College; MBA, New York University, Stern School of Business.

Thomas M. Farina, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

—

Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.

—	Senior Portfolio Manager and Co-Head of US Credit: New York.

—	BA and MA in Economics, State University of New York at Albany.

Kelly L. Beam, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

—	Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.

—	Fixed Income Portfolio Manager: New York.

—	BS in Finance, Lehigh University; MBA, Fordham University.

DWS Total Return Bond Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	7/31/19	1/31/19
Corporate Bonds	50%	55%
Mortgage-Backed Securities Pass-Throughs	16%	18%
Government & Agency Obligations	11%	4%
Collateralized Mortgage Obligations	9%	8%
Asset-Backed	9%	9%
Commercial Mortgage-Backed Securities	6%	7%
Municipal Bonds and Notes	—	0%
Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, Net	–1%	–1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	7/31/19	1/31/19
AAA	41%	33%
AA	8%	6%
A	16%	17%
BBB	23%	29%
BB	10%	13%
B	1%	1%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	7/31/19	1/31/19
Effective Maturity	8.7 years	9.8 years
Effective Duration	5.7 years	5.8 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 55 for contact information.

8	|	DWS Total Return Bond Fund

Investment Portfolio	as of July 31, 2019 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 50.2%
Communication Services 7.3%

Amazon.com, Inc., 4.25%, 8/22/2057	795,000	929,081

AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.616%*, 6/12/2024	1,331,000	1,355,584

CCO Holdings LLC, 144A, 5.375%, 6/1/2029	550,000	569,938

Charter Communications Operating LLC:

3.75%, 2/15/2028	560,000	563,420

5.375%, 5/1/2047	300,000	315,797

Comcast Corp.:

3.55%, 5/1/2028	995,000	1,053,180

4.15%, 10/15/2028	520,000	573,095

4.6%, 10/15/2038	670,000	776,332

4.95%, 10/15/2058	470,000	571,151

CSC Holdings LLC, 144A, 5.75%, 1/15/2030	245,000	248,675

Diamond Sports Group LLC:

144A, 5.375%, 8/15/2026 (b)	1,688,000	1,715,430

144A, 6.625%, 8/15/2027 (b)	1,388,000	1,418,363

Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	750,000	788,258

Netflix, Inc.:

5.5%, 2/15/2022	1,250,000	1,324,625

5.875%, 11/15/2028	1,647,000	1,807,583

Sprint Communications, Inc., 6.0%, 11/15/2022	1,500,000	1,593,750

Symantec Corp., 3.95%, 6/15/2022	1,450,000	1,463,364

Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	900,000	948,812

VeriSign, Inc.:

4.625%, 5/1/2023	1,600,000	1,618,432

5.25%, 4/1/2025	1,600,000	1,728,000

Verizon Communications, Inc., 144A, 4.016%, 12/3/2029	800,000	867,777

Vodafone Group PLC, 5.25%, 5/30/2048	404,000	454,343

		22,684,990

Consumer Discretionary 4.6%

Ford Motor Credit Co. LLC:

4.542%, 8/1/2026 (b)	816,000	822,932

5.584%, 3/18/2024	1,189,000	1,271,806

General Motors Co., 5.95%, 4/1/2049	222,000	237,215

General Motors Financial Co., Inc., 4.35%, 4/9/2025	2,200,000	2,277,144

Hilton Domestic Operating Co., Inc.:

4.25%, 9/1/2024	900,000	911,430

144A, 4.875%, 1/15/2030	379,000	389,423

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)(a)	Value ($)

Hilton Worldwide Finance LLC, 4.875%, 4/1/2027	1,545,000	1,601,006

Home Depot, Inc., 4.5%, 12/6/2048	290,000	344,838

Las Vegas Sands Corp., 3.9%, 8/8/2029	270,000	273,264

Lowe’s Companies, Inc., 4.55%, 4/5/2049	269,000	292,907

MGM Resorts International, 5.5%, 4/15/2027	1,750,000	1,855,507

Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	900,000	920,331

Sands China Ltd., 4.6%, 8/8/2023	1,200,000	1,275,350

Starbucks Corp., 4.5%, 11/15/2048	625,000	690,043

Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023	1,140,000	1,210,700

		14,373,896

Consumer Staples 2.9%

Altria Group, Inc.:

4.8%, 2/14/2029	490,000	528,744

5.95%, 2/14/2049	555,000	645,787

Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	970,000	1,101,515

Anheuser-Busch InBev Worldwide, Inc.:

4.75%, 4/15/2058	400,000	442,853

5.45%, 1/23/2039	620,000	750,438

5.55%, 1/23/2049	348,000	432,008

BAT Capital Corp., 3.557%, 8/15/2027	875,000	871,988

Constellation Brands, Inc., 5.25%, 11/15/2048	230,000	273,606

JBS Investments GmbH, 144A, 5.75%, 1/15/2028	695,000	706,050

Keurig Dr Pepper, Inc.:

4.057%, 5/25/2023	580,000	609,031

4.597%, 5/25/2028	515,000	564,505

Kraft Heinz Foods Co., 4.625%, 1/30/2029 (c)	580,000	625,230

Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048	1,000,000	1,110,962

Pepsico, Inc., 3.375%, 7/29/2049	275,000	275,333

		8,938,050

Energy 5.4%

Antero Midstream Partners LP:

144A, 5.75%, 3/1/2027	1,150,000	1,078,148

144A, 5.75%, 1/15/2028	910,000	849,713

Apache Corp., 4.375%, 10/15/2028	960,000	974,641

Canadian Natural Resources Ltd., 3.85%, 6/1/2027	865,000	894,825

Cheniere Energy Partners LP, 5.625%, 10/1/2026	2,300,000	2,432,250

Continental Resources, Inc., 4.9%, 6/1/2044	575,000	598,534

DCP Midstream Operating LP, 5.375%, 7/15/2025	645,000	684,519

Devon Energy Corp., 5.0%, 6/15/2045	600,000	685,295

Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029	920,000	1,041,104

Energy Transfer Operating LP, 4.25%, 3/15/2023	2,150,000	2,242,048

Enterprise Products Operating LLC, 4.2%, 1/31/2050	1,329,000	1,354,739

The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

EQM Midstream Partners LP, 4.75%, 7/15/2023	522,000	534,190

EQT Corp., 3.9%, 10/1/2027	685,000	611,837

Hess Corp., 5.8%, 4/1/2047	675,000	740,914

Kinder Morgan, Inc., 5.2%, 3/1/2048	375,000	421,307

MPLX LP, 5.5%, 2/15/2049	525,000	586,845

Range Resources Corp., 5.0%, 3/15/2023	600,000	528,000

TransCanada PipeLines Ltd, 5.1%, 3/15/2049	550,000	637,819

		16,896,728

Financials 11.5%

Air Lease Corp., 4.625%, 10/1/2028	1,065,000	1,156,757

Aircastle Ltd., 4.4%, 9/25/2023	724,000	752,355

ANZ New Zealand Int’l Ltd., 144A, 3.4%, 3/19/2024	682,000	705,657

ASB Bank Ltd., 144A, 3.75%, 6/14/2023	1,064,000	1,105,980

Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027	1,145,000	1,173,636

Banco Santander SA, 2.706%, 6/27/2024	1,800,000	1,792,083

Bank of America Corp.:

3.824%, 1/20/2028	2,334,000	2,473,170

3.974%, 2/7/2030	1,000,000	1,071,527

Bank of New Zealand, 144A, 3.5%, 2/20/2024	1,200,000	1,246,116

BB&T Corp., 4.8%, Perpetual (d)	4,000,000	3,964,000

BPCE SA, 144A, 4.625%, 9/12/2028	1,050,000	1,163,357

Citigroup, Inc.:

3.2%, 10/21/2026	1,000,000	1,021,970

3.98%, 3/20/2030	1,000,000	1,068,557

Credit Suisse Group AG, 144A, 4.282%, 1/9/2028	570,000	602,997

Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026	850,000	924,869

Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	656,000	699,190

GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	560,000	566,327

Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034	157,210	155,058

JPMorgan Chase & Co., 3.782%, 2/1/2028	1,485,000	1,578,142

Morgan Stanley:

3.591%, 7/22/2028	660,000	685,506

4.431%, 1/23/2030	1,625,000	1,797,356

Prudential Financial, Inc., 4.35%, 2/25/2050	500,000	568,979

REC Ltd., 144A, 5.25%, 11/13/2023	790,000	845,782

Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022	1,000,000	1,021,573

State Street Corp., 4.141%, 12/3/2029	900,000	998,727

Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	450,000	492,733

Synchrony Financial, 4.375%, 3/19/2024	270,000	284,314

The Allstate Corp., 3.85%, 8/10/2049	190,000	201,262

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)(a)	Value ($)

The Goldman Sachs Group, Inc.:

3.75%, 2/25/2026	1,255,000	1,313,423

3.814%, 4/23/2029	1,035,000	1,083,071

4.223%, 5/1/2029	1,080,000	1,163,232

Wells Fargo & Co.:

3.196%, 6/17/2027	570,000	581,379

4.15%, 1/24/2029	980,000	1,069,662

Woori Bank, 144A, 4.5%, Perpetual (d)	750,000	759,415

		36,088,162

Health Care 3.5%

AbbVie, Inc., 4.45%, 5/14/2046	430,000	426,276

Allergan Funding SCS, 4.75%, 3/15/2045	450,000	463,979

Boston Scientific Corp., 4.0%, 3/1/2029	377,000	409,434

Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049	1,050,000	1,156,319

CVS Health Corp.:

4.78%, 3/25/2038	839,000	889,833

5.05%, 3/25/2048	895,000	970,063

Eli Lilly & Co.:

3.95%, 3/15/2049	390,000	424,853

4.15%, 3/15/2059	350,000	384,529

HCA, Inc.:

4.125%, 6/15/2029	570,000	583,891

5.25%, 6/15/2026	900,000	998,676

5.375%, 9/1/2026	750,000	811,875

7.5%, 2/15/2022	1,250,000	1,384,000

Merck & Co., Inc., 4.0%, 3/7/2049	470,000	525,659

Pfizer, Inc., 4.2%, 9/15/2048	600,000	675,131

UnitedHealth Group, Inc.:

2.875%, 8/15/2029	327,000	327,950

4.45%, 12/15/2048	450,000	511,350

		10,943,818

Industrials 2.7%

Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,172,000	1,245,367

CSX Corp.:

4.25%, 11/1/2066	620,000	629,305

4.5%, 3/15/2049	164,000	183,901

Delta Air Lines, Inc., 4.375%, 4/19/2028	1,070,000	1,125,372

FedEx Corp., 4.05%, 2/15/2048	750,000	726,744

General Electric Co.:

4.125%, 10/9/2042	275,000	266,851

4.5%, 3/11/2044	260,000	264,869

Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029	700,000	742,127

Norfolk Southern Corp., 4.1%, 5/15/2049	260,000	278,308

The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

Parker-Hannifin Corp., 3.25%, 6/14/2029	220,000	225,250

Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,095,000	1,116,922

Union Pacific Corp., 4.5%, 9/10/2048	750,000	848,210

United Technologies Corp., 4.625%, 11/16/2048	600,000	710,555

		8,363,781

Information Technology 4.2%

Apple, Inc., 3.75%, 9/12/2047	550,000	580,788

Broadcom, Inc.:

144A, 3.125%, 4/15/2021	632,000	635,494

144A, 3.625%, 10/15/2024	1,200,000	1,202,869

Dell International LLC:

144A, 4.9%, 10/1/2026	1,318,000	1,379,111

144A, 5.875%, 6/15/2021	1,655,000	1,683,604

Fair Isaac Corp., 144A, 5.25%, 5/15/2026	655,000	690,206

Fiserv, Inc.:

3.5%, 7/1/2029	820,000	838,876

4.4%, 7/1/2049	270,000	287,809

International Business Machines Corp., 3.5%, 5/15/2029	700,000	733,628

IQVIA, Inc., 144A, 5.0%, 5/15/2027	1,500,000	1,563,570

Microsoft Corp., 3.7%, 8/8/2046	460,000	498,612

Netflix, Inc., 144A, 5.375%, 11/15/2029	630,000	663,075

NXP BV:

144A, 3.875%, 9/1/2022	1,100,000	1,132,130

144A, 3.875%, 6/18/2026	830,000	851,655

Oracle Corp., 4.0%, 11/15/2047	355,000	380,811

		13,122,238

Materials 1.9%

AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	750,000	787,500

DowDuPont, Inc., 5.419%, 11/15/2048	775,000	937,970

Freeport-McMoRan, Inc.:

4.55%, 11/14/2024	1,050,000	1,076,460

6.875%, 2/15/2023	520,000	547,300

SASOL Financing U.S.A. LLC, 5.875%, 3/27/2024	610,000	653,639

Suzano Austria GmbH, 144A, 5.75%, 7/14/2026	1,000,000	1,108,750

Yamana Gold, Inc., 4.95%, 7/15/2024	775,000	813,075

		5,924,694

Real Estate 2.4%

American Tower Corp., (REIT), 3.8%, 8/15/2029	880,000	910,603

Crown Castle International Corp.:

(REIT), 3.8%, 2/15/2028	490,000	511,952

(REIT), 5.25%, 1/15/2023	640,000	694,440

Hospitality Properties Trust, (REIT), 5.25%, 2/15/2026	810,000	831,820

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)(a)		Value ($)

Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	702,276

Office Properties Income Trust:

(REIT), 4.15%, 2/1/2022		395,000	400,641

(REIT), 4.25%, 5/15/2024		395,000	399,233

Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026		700,000	760,546

SBA Communications Corp.:

(REIT), 4.0%, 10/1/2022		1,350,000	1,368,562

(REIT), 4.875%, 9/1/2024		875,000	900,043

			7,480,116

Utilities 3.8%

Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,307,801

EDP Finance BV, 144A, 3.625%, 7/15/2024		930,000	960,686

Enel Finance International NV:

144A, 4.25%, 9/14/2023		1,400,000	1,474,175

144A, 4.75%, 5/25/2047		430,000	455,385

Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	977,850

NextEra Energy Capital Holdings, Inc.:

3.25%, 4/1/2026		218,000	224,447

3.5%, 4/1/2029		350,000	366,261

NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		1,600,000	1,622,000

NRG Energy, Inc., 144A, 5.25%, 6/15/2029		803,000	847,165

Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,486,000	1,802,183

Sempra Energy, 4.0%, 2/1/2048		400,000	404,823

Southern California Edison Co., Series B, 3.65%, 3/1/2028		650,000	678,378

Southern Power Co., Series F, 4.95%, 12/15/2046		440,000	475,193

Vistra Operations Co. LLC, 144A, 5.0%, 7/31/2027		285,000	291,769

			11,888,116
Total Corporate Bonds (Cost $149,079,129)			156,704,589

Mortgage-Backed Securities Pass-Throughs 16.2%

Federal Home Loan Mortgage Corp.:

3.5%, with various maturities from 6/1/2028 until 7/1/2045		5,998,044	6,265,451

4.5%, 12/1/2040		800,326	864,403

5.5%, with various maturities from 6/1/2039 until 5/1/2041		1,317,559	1,453,029

6.0%, 11/1/2038		361,041	402,439

7.5%, 2/1/2035		162,045	184,840

The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

Federal National Mortgage Association:

3.0%, 12/1/2042	741,286	755,378

3.5%, with various maturities from 11/1/2042 until 12/1/2046	11,328,358	11,781,198

4.0%, with various maturities from 9/1/2040 until 8/1/2049 (b)	17,051,351	17,781,259

4.5%, 11/1/2043	539,426	582,571

5.5%, with various maturities from 2/1/2031 until 2/1/2042	2,084,612	2,301,879

6.5%, with various maturities from 5/1/2023 until 4/1/2037	115,996	130,665

Government National Mortgage Association:

3.0%, with various maturities from 7/15/2042 until 8/15/2042	860,903	881,525

4.5%, with various maturities from 7/15/2040 until 6/20/2049	6,286,203	6,601,188

5.5%, 6/15/2042	134,626	148,679

6.5%, with various maturities from 12/15/2023 until 7/15/2039	476,046	541,479

Total Mortgage-Backed Securities Pass-Throughs (Cost $50,219,544)		50,675,983

Asset-Backed 8.6%
Automobile Receivables 3.0%

AmeriCredit Automobile Receivables Trust, “C”, Series 2019-2, 2.74%, 4/18/2025	4,090,000	4,091,399

Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	2,200,000	2,205,236

Hertz Vehicle Financing II LP, “A”, Series 2018-1A, 144A, 3.29%, 2/25/2024	3,000,000	3,041,228

		9,337,863

Credit Card Receivables 1.3%
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	4,000,000	3,976,075

Miscellaneous 4.3%

Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.709%*, 7/23/2030	3,300,000	3,259,526

GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	1,470,000	1,483,817

Goldentree Loan Opportunities X Ltd., “AJR”, Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 3.728%*, 7/20/2031	2,816,667	2,782,137

Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	161,868	160,539

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

	Principal Amount ($)(a)	Value ($)

MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	2,886,871	2,920,297

SBA Tower Trust, “C”, Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	330,041

Venture XXVIII CLO Ltd., “A2”, Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.388%*, 7/20/2030	2,600,000	2,579,660

		13,516,017
Total Asset-Backed (Cost $26,827,942)		26,829,955

Commercial Mortgage-Backed Securities 5.6%

20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1%*, 5/15/2035	1,500,000	1,516,277

Braemar Hotels & Resorts Trust Prime, “C”, Series 2018-PRME, 144A, 1-month USD-LIBOR + 1.250%, 3.575%*, 6/15/2035	935,000	936,524

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.425%*, 11/15/2034	1,980,000	1,975,648

CSAIL Commercial Mortgage Trust, “A4”, Series 2015-C4, 3.808%, 11/15/2048	1,000,000	1,067,298

DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.048%*, 11/19/2035	1,500,000	1,500,631

FHLMC Multifamily Structured Pass-Through Certificates:

“X1”, Series K043, Interest Only, 0.539%*, 12/25/2024	7,831,809	199,786

“X1”, Series K054, Interest Only, 1.175%*, 1/25/2026	5,436,423	352,592

GS Mortgage Securities Trust, “AAB”, Series 2014-GC18, 3.648%, 1/10/2047	153,643	157,479

Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	825,003

UBS Commercial Mortgage Trust:

“XA”, Series 2017-C7, Interest Only, 1.064%*, 12/15/2050	6,215,927	413,477

“AS”, Series 2017-C7, 4.061%, 12/15/2050	2,000,000	2,139,935

“B”, Series 2018-C13, 4.786%, 10/15/2051	2,000,000	2,227,035

US 2018-USDC, “C”, Series 2018-USDC, 144A, 4.428%, 5/13/2038	890,000	965,209

Wells Fargo Commercial Mortgage Trust:

“A5”, Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	1,034,421

“A4”, Series 2015-SG1, 3.789%, 9/15/2048	1,500,000	1,597,588

“B”, Series 2016-C33, 4.506%, 3/15/2059	500,000	534,630

Total Commercial Mortgage-Backed Securities (Cost $16,916,324)		17,443,533

The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

Collateralized Mortgage Obligations 9.2%

COLT Funding LLC, “A1”, Series 2019-1, 144A, 3.705%, 3/25/2049	1,308,123	1,325,456

CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	209,916	107,239

Fannie Mae Connecticut Avenue Securities, “1M1”, Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.266%*, 10/25/2028	106,128	106,719

Federal Home Loan Mortgage Corp.:

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	1,583,511	189,437

“UA”, Series 4298, 4.0%, 2/15/2054	161,505	165,427

“6”, Series 233, Interest Only, 4.5%, 8/15/2035	218,904	42,081

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	5,623,564	1,054,987

“C32”, Series 303, Interest Only, 4.5%, 12/15/2042	1,963,976	395,165

Federal National Mortgage Association:

“AL”, Series 2014-11, 2.5%, 11/25/2042	2,000,000	1,931,473

“KM”, Series 2012-146, 3.0%, 1/25/2043	1,775,000	1,783,891

“ZL”, Series 2017-55, 3.0%, 10/25/2046	2,128,823	2,081,123

“PZ”, Series 2016-9, 3.5%, 3/25/2046	6,359,504	6,867,216

“CE”, Series 2015-60, 3.75%, 8/25/2045	2,082,000	2,246,799

“4”, Series 406, Interest Only, 4.0%, 9/25/2040	1,036,819	175,619

Government National Mortgage Association:

“BL”, Series 2013-19, 2.5%, 2/20/2043	1,120,820	1,112,412

“LM”, Series 2015-65, 3.0%, 5/20/2045	2,204,000	2,218,969

“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	6,737,599	546,754

“HZ”, Series 2012-56, 3.5%, 6/20/2040	1,116,698	1,195,642

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	590,983	53,608

“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	759,484	106,130

“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044	550,386	77,176

“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	155,209	26,144

“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	501,063	84,188

“PI”, Series 2009-76, Interest Only, 6.0%, 3/16/2039	249,149	10,003

“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	116,677	19,473

“SB”, Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 6.791%*, 6/20/2044	636,115	723,185

New Residential Mortgage Loan:

“A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,420,683	1,419,315

“A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049	1,042,475	1,053,740

Verus Securitization Trust, “A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,380,708	1,391,419

Wells Fargo Mortgage Backed Securities Trust, “1A2”, Series 2003-L, 4.741%*, 11/25/2033	210,184	217,519

Total Collateralized Mortgage Obligations (Cost $26,917,240)		28,728,309

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

	Principal Amount ($)(a)		Value ($)

Government & Agency Obligations 9.6%
Other Government Related (e) 0.3%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	948,688

Sovereign Bonds 1.2%

Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		440,000	477,400

Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,510,000	1,759,295

Republic of South Africa, 4.875%, 4/14/2026		1,000,000	1,023,750

State of Qatar, 144A, 4.0%, 3/14/2029		500,000	544,671

			3,805,116

U.S. Government Sponsored Agency 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,164,605

U.S. Treasury Obligations 7.4%

U.S. Treasury Bonds:

Zero Coupon, 8/15/2042		1,325,000	742,839

3.0%, 2/15/2049		3,735,000	4,099,308

U.S. Treasury Notes:

2.25%, 4/30/2024		12,485,000	12,709,828

2.375%, 5/15/2029		5,322,000	5,488,313

			23,040,288
Total Government & Agency Obligations (Cost $28,841,907)			29,958,697

Short-Term U.S. Treasury Obligations 1.3%

U.S. Treasury Bills:

2.361%**, 10/10/2019		700,000	697,214

2.372%**, 8/15/2019 (f)		2,330,000	2,328,184

2.425%**, 10/10/2019		250,000	249,005

2.539%**, 10/10/2019		750,000	747,015

Total Short-Term U.S. Treasury Obligations (Cost $4,019,756)			4,021,418

	Shares		Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (g) (h) (Cost $635,800)		635,800	635,800

Cash Equivalents 2.9%

DWS Central Cash Management Government Fund, 2.39% (g)		9,185,318	9,185,318

DWS ESG Liquidity Fund “Capital Shares”, 2.48% (g)		3,347	3,347

Total Cash Equivalents (Cost $9,188,665)			9,188,665

The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,646,307)	103.8	324,186,949
Other Assets and Liabilities, Net	(3.8)	(11,878,942)

Net Assets	100.0	312,308,007

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 1/31/2019	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (g) (h)
1,975,603	—	1,339,803	(i)	—	—	17,903	—	635,800	635,800
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 2.39% (g)
7,118,202	102,674,897	100,607,781		—	—	78,917	—	9,185,318	9,185,318
DWS ESG Liquidity Fund “Capital Shares”, 2.48% (g)
3,304	43	—		—	—	43	—	3,347	3,347
9,097,109	102,674,940	101,947,584		—	—	96,863	—	9,824,465	9,824,465

*

Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	When-issued, delayed delivery or forward commitment securities included.

(c)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $623,074, which is 0.2% of net assets.

(d)	Perpetual, callable security with no stated maturity date.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At July 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PJSC: Public Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2019	242	51,954,342	51,886,313	(68,029)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2019	33	4,538,616	4,548,844	10,228
Total net unrealized depreciation						(57,801)

At July 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra Long U.S. Treasury Bond	USD	9/19/2019	58	10,049,170	10,298,625	(249,455)

The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	6,135,360	CAD	8,220,000	8/7/2019	93,706	State Street Bank and Trust
EUR	5,430,000	JPY	668,810,385	8/7/2019	136,382	Australia and New Zealand Banking Group Ltd.
EUR	5,495,000	JPY	670,231,194	8/7/2019	77,453	Credit Agricole
JPY	1,339,041,580	USD	12,365,627	8/7/2019	51,038	Australia and New Zealand Banking Group Ltd.
AUD	8,780,000	USD	6,091,914	8/8/2019	85,807	National Australia Bank Ltd.
AUD	8,685,000	USD	6,062,106	8/8/2019	120,985	State Street Bank and Trust
EUR	3,169,558	USD	3,638,457	9/26/2019	113,485	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					678,856

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	12,285,615	AUD	17,465,000	8/8/2019	(338,386)	JPMorgan Chase Securities, Inc.
USD	12,319,259	EUR	10,925,000	8/7/2019	(218,506)	Australia and New Zealand Banking Group Ltd.
CAD	8,220,000	USD	6,113,847	8/7/2019	(115,219)	Bank of America
Total unrealized depreciation					(672,111)

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$156,704,589	$—	$156,704,589
Mortgage-Backed Securities Pass-Throughs	—	50,675,983	—	50,675,983
Asset-Backed	—	26,829,955	—	26,829,955
Commercial Mortgage-Backed Securities	—	17,443,533	—	17,443,533
Collateralized Mortgage Obligations	—	28,728,309	—	28,728,309
Government & Agency Obligations	—	29,958,697	—	29,958,697
Short-Term U.S. Treasury Obligations	—	4,021,418	—	4,021,418
Short-Term Investments (j)	9,824,465	—	—	9,824,465
Derivatives (k)
Futures Contracts	10,228	—	—	10,228
Forward Foreign Currency Contracts	—	678,856	—	678,856
Total	$9,834,693	$315,041,340	$—	$324,876,033

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(317,484)	$—	$—	$(317,484)
Forward Foreign Currency Contracts	—	(672,111)	—	(672,111)
Total	$(317,484)	$(672,111)	$—	$(989,595)

(j)	See Investment Portfolio for additional detailed categorizations.

(k)	Derivatives include value of unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities

as of July 31, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $302,821,842) — including $623,074 of securities loaned	$314,362,484
Investment in DWS Government & Agency Securities Portfolio (cost $635,800)*	635,800
Investment in affiliated Underlying Funds, at value (cost $9,188,665)	9,188,665
Foreign currency, at value (cost $270,352)	265,366
Receivable for investments sold	2,278,273
Receivable for Fund shares sold	356,761
Interest receivable	2,386,432
Unrealized appreciation on forward foreign currency contracts	678,856
Foreign taxes recoverable	2,348
Other assets	41,887
Total assets	330,196,872

Liabilities
Payable upon return of securities loaned	635,800
Payable for investments purchased — when-issued securities	15,493,683
Payable for Fund shares redeemed	613,759
Payable for variation margin on futures contracts	127,989
Unrealized depreciation on forward foreign currency contracts	672,111
Accrued management fee	86,165
Accrued Trustees’ fees	5,361
Other accrued expenses and payables	253,997
Total liabilities	17,888,865
Net assets, at value	$312,308,007

Net Assets Consist of
Distributable earnings (loss)	(12,067,095)
Paid-in capital	324,375,102
Net assets, at value	$312,308,007

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

Statement of Assets and Liabilities as of July 31, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($92,539,333 ÷ 8,534,526 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.84

Maximum offering price per share (100 ÷ 95.50 of $10.84)	$11.35
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,835,542 ÷ 261,363 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.85
Class R

Net Asset Value, offering and redemption price per share ($289,848 ÷ 26,735 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.84
Class S

Net Asset Value, offering and redemption price per share ($138,566,559 ÷ 12,778,887 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.84
Institutional Class

Net Asset Value, offering and redemption price per share ($78,076,725 ÷ 7,230,518 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.80

The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

Statement of Operations

for the six months ended July 31, 2019 (Unaudited)

Investment Income

Income:

Interest (net of foreign taxes withheld of $1,878)	$5,821,881
Income distributions from affiliated Underlying Funds	78,960
Securities lending income, net of borrower rebates	17,903
Total income	5,918,744
Expenses:

Management fee	606,404
Administration fee	151,601
Services to shareholders	220,331
Distribution and service fees	121,090
Custodian fee	7,728
Professional fees	65,893
Reports to shareholders	30,052
Registration fees	30,366
Trustees’ fees and expenses	9,083
Other	20,764
Total expenses before expense reductions	1,263,312
Expense reductions	(240,051)
Total expenses after expense reductions	1,023,261
Net investment income	4,895,483

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Non-affiliated investments	3,967,501
Swap contracts	99,860
Futures	(846,955)
Forward foreign currency contracts	97,130
Foreign currency	(200,627)
3,116,909
Change in net unrealized appreciation (depreciation) on:

Non-affiliated investments	11,795,918
Swap contracts	(157,686)
Futures	191,359
Forward foreign currency contracts	15,530
Foreign currency	67,023
11,912,144
Net gain (loss)	15,029,053
Net increase (decrease) in net assets resulting from operations	$19,924,536

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

Statements of Changes in Net Assets

	Six Months Ended July 31, 2019	Year Ended January 31,
Increase (Decrease) in Net Assets	(Unaudited)	2019

Operations:

Net investment income (loss)	$4,895,483	$10,958,850
Net realized gain (loss)	3,116,909	(9,903,771)
Change in net unrealized appreciation (depreciation)	11,912,144	(2,511,304)
Net increase (decrease) in net assets resulting from operations	19,924,536	(1,456,225)
Distributions to shareholders:

Class A	(1,701,024)	(3,319,939)
Class C	(43,681)	(155,108)
Class R	(4,793)	(10,883)
Class S	(2,661,087)	(5,259,285)
Institutional Class	(1,519,923)	(3,066,736)
Total distributions	(5,930,508)	(11,811,951)
Fund share transactions:

Proceeds from shares sold	20,508,732	34,338,733
Reinvestment of distributions	5,501,146	10,911,292
Payments for shares redeemed	(25,484,615)	(89,446,916)
Net increase (decrease) in net assets from Fund share transactions	525,263	(44,196,891)
Increase (decrease) in net assets	14,519,291	(57,465,067)
Net assets at beginning of period	297,788,716	355,253,783

Net assets at end of period	$312,308,007	$297,788,716

The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Financial Highlights

	Six Months Ended 7/31/19		Years Ended January 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.36		$10.76	$10.63	$10.51	$10.93	$10.76
Income (loss) from investment operations:

Net investment income (loss)[a]	.16		.34	.31	.27	.30	.35
Net realized and unrealized gain (loss)	.52		(.38)	.14	.10	(.42)	.14
Total from investment operations	.68		(.04)	.45	.37	(.12)	.49
Less distributions from:
Net investment income	(.20)		(.36)	(.32)	(.25)	(.30)	(.32)
Net asset value, end of period	$10.84		$10.36	$10.76	$10.63	$10.51	$10.93
Total Return (%)[b,c]	6.69	**	(.26)	4.40	3.39	(1.17)	4.67

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93		90	102	51	56	64
Ratio of expenses before expense reductions (%)	1.03	*	1.05	1.07	1.13	1.10	1.08
Ratio of expenses after expense reductions (%)	.84	*	.84	.85	.88	.88	.89
Ratio of net investment income (%)	3.07	*	3.24	2.89	2.49	2.78	3.16
Portfolio turnover rate (%)	93	**	187	189	264	270	317

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	27

	Six Months Ended 7/31/19		Years Ended January 31,
Class C	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.36		$10.76	$10.63	$10.51	$10.94	$10.77
Income (loss) from investment operations:

Net investment income[a]	.12		.26	.23	.18	.22	.26
Net realized and unrealized gain (loss)	.53		(.37)	.14	.10	(.43)	.15
Total from investment operations	.65		(.11)	.37	.28	(.21)	.41
Less distributions from:
Net investment income	(.16)		(.29)	(.24)	(.16)	(.22)	(.24)
Net asset value, end of period	$10.85		$10.36	$10.76	$10.63	$10.51	$10.94
Total Return (%)[b,c]	6.29	**	(1.01)	3.52	2.72	(1.90)	3.79

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	9	2	3	3
Ratio of expenses before expense reductions (%)	1.76	*	1.80	1.83	1.93	1.90	1.88
Ratio of expenses after expense reductions (%)	1.59	*	1.59	1.59	1.63	1.63	1.64
Ratio of net investment income (%)	2.32	*	2.46	2.14	1.73	2.04	2.40
Portfolio turnover rate (%)	93	**	187	189	264	270	317

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

28	|	DWS Total Return Bond Fund

	Six Months Ended 7/31/19		Year Ended	Period Ended
Class R	(Unaudited)		1/31/19	1/31/18[a]

Selected Per Share Data
Net asset value, beginning of period	$10.36		$10.76	$10.83
Income (loss) from investment operations:

Net investment income[b]	.15		.31	.07
Net realized and unrealized gain (loss)	.51		(.37)	(.06)
Total from investment operations	.66		(.06)	.01
Less distributions from:

Net investment income	(.18)		(.34)	(.08)
Net asset value, end of period	$10.84		$10.36	$10.76
Total Return (%)[c]	6.46	**	(.51)	.08	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	290		259	390
Ratio of expenses before expense reductions (%)	1.38	*	1.42	1.33	*
Ratio of expenses after expense reductions (%)	1.09	*	1.09	1.09	*
Ratio of net investment income (%)	2.81	*	2.98	2.61	*
Portfolio turnover rate (%)	93	**	187	189	[d]

[a]	For the period from October 27, 2017 (commencement of operations) to January 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover for the year ended January 31, 2018.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	29

	Six Months Ended 7/31/19		Years Ended January 31,
Class S	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.36		$10.76	$10.63	$10.51	$10.93	$10.76
Income (loss) from investment operations:

Net investment income[a]	.17		.36	.34	.29	.32	.37
Net realized and unrealized gain (loss)	.52		(.37)	.14	.10	(.41)	.15
Total from investment operations	.69		(.01)	.48	.39	(.09)	.52
Less distributions from:
Net investment income	(.21)		(.39)	(.35)	(.27)	(.33)	(.35)
Net asset value, end of period	$10.84		$10.36	$10.76	$10.63	$10.51	$10.93
Total Return (%)[b]	6.82	**	(.01)	4.66	3.65	(.92)	4.93

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	139		132	150	121	132	149
Ratio of expenses before expense reductions (%)	.76	*	.76	.83	.88	.85	.84
Ratio of expenses after expense reductions (%)	.59	*	.59	.60	.63	.63	.64
Ratio of net investment income (%)	3.32	*	3.49	3.15	2.74	3.03	3.41
Portfolio turnover rate (%)	93	**	187	189	264	270	317

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS Total Return Bond Fund

	Six Months Ended 7/31/19		Years Ended January 31,
Institutional Class	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.31		$10.71	$10.58	$10.46	$10.89	$10.72
Income (loss) from investment operations:

Net investment income[a]	.17		.36	.34	.29	.32	.34
Net realized and unrealized gain (loss)	.53		(.37)	.14	.10	(.42)	.17
Total from investment operations	.70		(.01)	.48	.39	(.10)	.51
Less distributions from:
Net investment income	(.21)		(.39)	(.35)	(.27)	(.33)	(.34)
Net asset value, end of period	$10.80		$10.31	$10.71	$10.58	$10.46	$10.89
Total Return (%)[b]	6.85	**	(.03)	4.77	3.66	(.93)	4.84

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78		73	94	28	38	30
Ratio of expenses before expense reductions (%)	.70	*	.71	.75	.77	.74	.74
Ratio of expenses after expense reductions (%)	.59	*	.59	.59	.63	.63	.63
Ratio of net investment income (%)	3.31	*	3.49	3.15	2.73	2.98	3.17
Portfolio turnover rate (%)	93	**	187	189	264	270	317

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	31

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Total Return Bond Fund (the “Fund”) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares are not subject to an initial or contingent deferred sales charge and are only available to participants in certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

32	|	DWS Total Return Bond Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer

DWS Total Return Bond Fund	|	33

and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended July 31, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of July 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of July 31, 2019, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

34	|	DWS Total Return Bond Fund

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to hold cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as

DWS Total Return Bond Fund	|	35

components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

A January 31, 2019, the Fund had net tax basis capital loss carryforwards of approximately $27,243,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($14,997,000) and long-term losses ($12,246,000). Capital Loss Carryforward may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

At July 31, 2019, the aggregate cost of investments for federal income tax purposes was $313,038,234. The net unrealized appreciation for all investments based on tax cost was $11,148,715. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $12,462,889 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,314,174.

The Fund has reviewed the tax positions for the open tax years as of January 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

36	|	DWS Total Return Bond Fund

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or

DWS Total Return Bond Fund	|	37

securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended July 31, 2019, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

38	|	DWS Total Return Bond Fund

There were no open credit default swap contracts as of July 31, 2019. For the six months ended July 31, 2019, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $17,003,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2019, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of July 31, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $56,435,000 and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $10,299,000 to $11,830,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended July 31, 2019, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded

DWS Total Return Bond Fund	|	39

daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of July 31, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2019, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $3,425,000 to $34,272,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $30,740,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $12,177,000.

The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$10,228	$—	$10,228
Foreign Exchange Contracts (b)	—	678,856	678,856
	$10,228	$678,856	$689,084

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of future contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (c)	$(317,484)	$—	$(317,484)
Foreign Exchange Contracts (d)	—	(672,111)	(672,111)
	$(317,484)	$(672,111)	$(989,595)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

40	|	DWS Total Return Bond Fund

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (e)	$(846,955)	$—	$—	$(846,955)
Credit Contracts (e)	—	99,860	—	99,860
Foreign Exchange Contracts (f)	—	—	97,130	97,130
	$(846,955)	$99,860	$97,130	$(649,965)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from futures and swap contracts, respectively
(f)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (g)	$191,359	$—	$—	$191,359
Credit Contracts (g)	—	(157,686)	—	(157,686)
Foreign Exchange Contracts (h)	—	—	15,530	15,530
	$191,359	$(157,686)	$15,530	$49,203

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on futures and swap contracts, respectively
(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of July 31, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

DWS Total Return Bond Fund	|	41

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$187,420	$(187,420)	$—	$—
Credit Agricole	77,453	—	—	77,453
JPMorgan Chase Securities, Inc.	113,485	(113,485)	—	—
National Australia Bank Ltd.	85,807	—	—	85,807
State Street Bank and Trust	214,691	—	—	214,691
	$678,856	$(300,905)	$—	$377,951

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$218,506	$(187,420)	$—	$31,086
Bank of America	115,219	—	—	115,219
JPMorgan Chase Securities, Inc.	338,386	(113,485)	—	224,901
	$672,111	$(300,905)	$—	$371,206

C. Purchases and Sales of Securities

During the six months ended July 31, 2019, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$203,986,593	$228,406,642
U.S. Treasury Obligations	$79,967,749	$60,194,007

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The

42	|	DWS Total Return Bond Fund

Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%

Accordingly, for the six months ended July 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.

For the period from February 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.84%
Class C	1.59%
Class R	1.09%
Class S	.59%
Institutional Class	.59%

For the six months ended July 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$84,798
Class C	2,532
Class R	391
Class S	110,299
Institutional Class	42,031
$240,051

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

DWS Total Return Bond Fund	|	43

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2019, the Administration Fee was $151,601, of which $26,826 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended July 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at July 31, 2019
Class A	$20,238	$6,596
Class C	833	273
Class R	92	30
Class S	47,540	15,565
Institutional Class	1,339	289
	$70,042	$22,753

In addition, for the six months ended July 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,” were as follows:

Total Aggregated
Class A	$55,838
Class C	1,264
Class R	254
Class S	38,951
Institutional Class	27,260
$123,567

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of average daily net asset of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various

44	|	DWS Total Return Bond Fund

firms at various rates for sales of Class C shares. For the six months ended July 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2019
Class C	$10,949	$1,852
Class R	342	67
	$11,291	$1,919

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2019	Annualized Rate
Class A	$105,905	$37,550	.23%
Class C	3,555	1,285	.24%
Class R	339	176	.25%
	$109,799	$39,011

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2019 aggregated $1,169.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended July 31, 2019, the CDSC for Class C shares aggregated $47. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended July 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,827, of which $8,021 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Total Return Bond Fund	|	45

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended July 31, 2019, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,348.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2019.

46	|	DWS Total Return Bond Fund

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	461,522	$4,891,241	1,047,224	$10,858,296
Class C	43,794	465,597	44,490	461,568
Class R	1,636	17,222	2,922	30,517
Class S	629,991	6,716,742	1,430,115	14,773,001
Institutional Class	798,022	8,417,930	791,552	8,215,351
		$20,508,732		$34,338,733

Shares issued to shareholders in reinvestment of distributions
Class A	148,154	$1,571,043	296,312	$3,059,411
Class C	3,905	41,441	14,401	149,443
Class R	452	4,793	1,052	10,883
Class S	223,337	2,368,623	448,918	4,634,908
Institutional Class	143,388	1,515,246	297,114	3,056,647
		$5,501,146		$10,911,292

Shares redeemed
Class A	(787,765)	$(8,365,017)	(2,102,029)	$(21,750,353)
Class C	(75,285)	(801,061)	(602,884)	(6,274,157)
Class R	(373)	(3,938)	(15,213)	(157,382)
Class S	(791,001)	(8,379,881)	(3,110,539)	(32,165,031)
Institutional Class	(747,999)	(7,934,718)	(2,819,119)	(29,099,993)
		$(25,484,615)		$(89,446,916)

Net increase (decrease)
Class A	(178,089)	$(1,902,733)	(758,493)	$(7,832,646)
Class C	(27,586)	(294,023)	(543,993)	(5,663,146)
Class R	1,715	18,077	(11,239)	(115,982)
Class S	62,327	705,484	(1,231,506)	(12,757,122)
Institutional Class	193,411	1,998,458	(1,730,453)	(17,827,995)
		$525,263		$(44,196,891)

DWS Total Return Bond Fund	|	47

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2019 to July 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

48	|	DWS Total Return Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 2/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/19	$1,066.90	$1,062.90	$1,064.60	$1,068.20	$1,068.50
Expenses Paid per $1,000*	$4.30	$8.13	$5.58	$3.03	$3.03

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 2/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/19	$1,020.63	$1,016.91	$1,019.39	$1,021.87	$1,021.87
Expenses Paid per $1,000*	$4.21	$7.95	$5.46	$2.96	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class S	Institutional Class
DWS Total Return Bond Fund	.84%	1.59%	1.09%	.59%	.59%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Total Return Bond Fund	|	49

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Total Return Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

50	|	DWS Total Return Bond Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 1st quartile, 1st quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2017.

DWS Total Return Bond Fund	|	51

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board considered that the Fund implemented new management fee breakpoints to accommodate the merger of Deutsche Core Fixed Income Fund into the Fund on October 30, 2017. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

52	|	DWS Total Return Bond Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

DWS Total Return Bond Fund	|	53

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

54	|	DWS Total Return Bond Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Total Return Bond Fund	|	55

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZIAX	SZICX	SCSBX	SZIIX
CUSIP Number	25157W 107	25157W 305	25157W 404	25157W 503
Fund Number	463	763	2063	1463

For shareholders of Class R
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SZIRX
CUSIP Number	25157W 842
Fund Number	1563

56	|	DWS Total Return Bond Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Total Return Bond Fund	|	57

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

58	|	DWS Total Return Bond Fund

Notes

Notes

Notes

Notes

Notes

DTRBF-3

(R-023,512-9 9/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within six months of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the six-month period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	10/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	10/3/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	10/3/2019